UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.2%

$250	Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Frito-Lay Inc./PepsiCo., Series 1984, 6.650%, 12/01/14	6/05 at 101.00	Aa3	$255,053

940	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	930,487
	Education and Civic Organizations - 5.5%

100	Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Series 1992, 6.375%, 9/01/05 (Alternative Minimum Tax)	3/05 at 100.00	Aaa	100,954

1,740	Arizona State University, Certificates of Participation, Series 2004, 5.250%, 9/01/22 - AMBAC Insured	9/14 at 100.00	AAA	1,901,263

500	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%, 5/01/24 (Alternative Minimum Tax)	11/09 at 102.00	Aaa	535,110

115	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1996A, 6.000%, 5/15/16 - CONNIE LEE/AMBAC Insured	5/06 at 102.00	AAA	121,816

1,730	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21	5/11 at 101.00	A-	1,885,095

540	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28	5/08 at 101.00	A-	558,716

335	Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12	7/05 at 100.00	BBB+	337,295
	Healthcare - 15.0%

2,750	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.125%, 11/15/22	11/09 at 100.00	Ba2	2,779,342

1,550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20	12/10 at 102.00	BBB	1,737,829

200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20	7/10 at 101.00	BBB+	222,954

830	Maricopa County, Arizona, Hospital Revenue Refunding Bonds, Sun Health Corporation, Series 1997, 6.125%, 4/01/18	4/07 at 102.00	Baa1	874,164

2,000	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 1998A, 5.000%, 7/01/16	7/08 at 101.00	BBB+	2,056,600

900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	BBB+	941,634

1,500	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series 1999A, 5.750%, 1/01/25 - MBIA Insured	1/10 at 101.00	AAA	1,655,370

	Phoenix Industrial Development Authority, Arizona, Hospital Revenue Bonds, John C. Lincoln Health Network, Series 1994:
500	6.000%, 12/01/10	6/05 at 101.50	BBB	507,845
500	6.000%, 12/01/14	6/05 at 101.50	BBB	507,685

2,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31	12/11 at 101.00	A3	2,685,775

1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	809,174
	Housing/Multifamily - 15.6%

3,615	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Villas at Augusta, Series 2000, 6.500%, 10/20/33	10/10 at 105.00	Aaa	3,893,970

2,470	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Syl-Mar Apartments, Series 2001, 6.100%, 4/20/36 (Alternative Minimum Tax)	10/11 at 103.00	Aaa	2,658,090

105	Phoenix Housing Finance Corporation, Arizona, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/24 - MBIA Insured	7/05 at 100.00	AAA	105,155

2,090	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	2,192,535

2,080	Phoenix Industrial Development Authority, Arizona, Subordinate Lien Multifamily Housing Revenue Bonds, Arborwood Apartments, Series 2003B, 0.000%, 6/01/43#	No Opt. Call	N/R	176,800

560	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	557,206

1,300	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Bonds, Camelback Crossings Apartments Project, Series 2000, 6.350%, 9/20/35	9/10 at 103.00	Aaa	1,403,688

4,000	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds, Christian Care Project, Series 2000A, 5.625%, 7/01/20 - RAAI Insured	7/10 at 101.00	AA	4,355,080
	Housing/Single Family - 0.6%

485	Maricopa County Industrial Development Authority, Arizona, Single Family Mortgage Revenue Refunding Bonds, Mortgage-Backed Securities Program, Series 1998B, 6.200%, 12/01/30 (Alternative Minimum Tax)	6/08 at 108.00	Aaa	514,546

40	Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)	6/05 at 102.00	AAA	40,998
	Industrials - 1.5%

1,495	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put 3/01/08)	No Opt. Call	BBB	1,523,614
	Long-Term Care - 1.5%

1,400	Cochise County Industrial Development Authority, Arizona, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19	6/05 at 102.00	AAA	1,432,648
	Tax Obligation/General - 14.0%

	Cochise County Unified School District 68, Sierra Vista, Arizona, General Obligation Refunding Bonds, Series 1992:
250	7.500%, 7/01/09 - FGIC Insured	No Opt. Call	AAA	294,460
300	7.500%, 7/01/10 - FGIC Insured	No Opt. Call	AAA	362,286

1,500	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington Elementary School, Series 2002A, 5.375%, 7/01/15 - FSA Insured	No Opt. Call	AAA	1,712,115

675	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Refunding Bonds, Second Series 1992, 0.000%, 7/01/06 - MBIA Insured	No Opt. Call	AAA	652,873

	Maricopa County School District 40, Glendale, Arizona, General Obligation Refunding and Improvement Bonds, Series 1995:
500	6.200%, 7/01/09 - FSA Insured	7/05 at 101.00	AAA	511,650
750	6.250%, 7/01/10 - FSA Insured	7/05 at 101.00	AAA	767,595

500	Maricopa County Unified School District 41, Gilbert, Arizona, School Improvement Bonds, Series 1995D, 6.250%, 7/01/15 - FSA Insured	7/08 at 100.00	AAA	550,525

310	Maricopa County Unified School District 80, Chandler, Arizona, School Improvement and Refunding Bonds, Series 1994, 6.250%, 7/01/11 - FGIC Insured	No Opt. Call	AAA	359,907

1,275	Maricopa County Unified School District 98, Fountain Hills, Arizona, General Obligation Bonds, Series 1992, 0.000%, 7/01/06 - FGIC Insured	No Opt. Call	AAA	1,233,205

2,150	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/19 - FSA Insured	7/14 at 100.00	AAA	2,318,710

1,000	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 - FGIC Insured	No Opt. Call	AAA	1,207,620

1,390	Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/01/20 - FGIC Insured	No Opt. Call	AAA	1,501,200

2,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	7/11 at 100.00	AA	2,359,560
	Tax Obligation/Limited - 20.5%

4,000	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%, 7/01/17 - AMBAC Insured	7/14 at 100.00	AAA	4,610,040

2,255	Arizona State Transportation Board, Highway Revenue Bonds, Series 2001, 5.250%, 7/01/20	7/11 at 100.00	AAA	2,457,499

1,000	Arizona State Transportation Board, Subordinate Highway Revenue Bonds, Series 2004B, 5.000%, 7/01/22	7/14 at 100.00	AA	1,068,010

1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/23 - MBIA Insured	7/13 at 100.00	Aaa	1,101,950

885	Bullhead City, Arizona, Special Assessment Bonds, East Branch Sewer Improvement District, Series 1993, 6.100%, 1/01/13	7/05 at 101.00	Baa2	900,337

80	Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992, 7.000%, 7/01/11	7/05 at 100.00	BBB	80,200

554	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R	612,375

385	Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992, 5.900%, 7/01/10 - FGIC Insured	No Opt. Call	AAA	436,521

1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 - AMBAC Insured	6/12 at 100.00	Aaa	1,234,439

	Peoria Improvement District, Arizona, Special Assessment District 8801 Bonds, North Valley Power Center, Series 1992:
425	7.300%, 1/01/12	7/05 at 101.00	A-	435,880
460	7.300%, 1/01/13	7/05 at 101.00	A-	471,776

35	Phoenix, Arizona, Junior Lien Street and Highway User Tax Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11	7/05 at 100.00	A+	35,438

810	Scottsdale Preserve Authority, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.000%, 7/01/16 - FGIC Insured	No Opt. Call	AAA	892,952

2,550	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/20	7/13 at 100.00	AA+	2,725,874

2,770	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 - AMBAC Insured	7/14 at 100.00	AAA	3,059,133
	Transportation - 0.5%

500	Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12 (Alternative Minimum Tax) - MBIA Insured	7/05 at 101.00	AAA	511,635
	U.S. Guaranteed *** - 9.8%

235	Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital and Medical Center Inc. and Medical Environments Inc., Series 1992, 6.250%, 9/01/11 - MBIA Insured	3/05 at 100.00	AAA	248,127

200	Arizona Municipal Finance Program, Certificates of Participation, City of Goodyear Loan, Series 20, 7.700%, 8/01/10 - BIGI Insured	No Opt. Call	AAA	236,690

160	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28 (Pre-refunded to 5/15/08)	5/08 at 101.00	AAA	174,448

1,000	Maricopa County Hospital District 1, Arizona, General Obligation Bonds, Series 1996, 6.500%, 6/01/17 (Pre-refunded to 6/01/06)	6/06 at 101.00	A3***	1,057,540

195	Maricopa County, Arizona, Hospital Revenue Bonds, St. Luke’s Hospital Medical Center, Series 1980, 8.750%, 2/01/10	No Opt. Call	AAA	224,570

1,500	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon Community Learning Center Project, Series 2000, 6.350%, 6/01/26 (Pre-refunded to 6/01/07) - ACA Insured	6/07 at 102.00	A***	1,575,480

2,775	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured	No Opt. Call	AAA	3,495,862

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2000:
1,290	6.125%, 7/01/14 (Pre-refunded to 7/01/10) - FGIC Insured	7/10 at 101.00	AAA	1,492,659
1,000	6.250%, 7/01/17 (Pre-refunded to 7/01/10) - FGIC Insured	7/10 at 101.00	AAA	1,163,210
	Utilities - 4.6%

1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA	1,118,950

5	Central Arizona Water Conservation District, Contract Revenue Bonds, Series 1991B, 6.500%, 11/01/11	5/05 at 100.00	AA-	5,019

1,000	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)	10/06 at 102.00	B-	1,019,210

1,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 - FGIC Insured	7/11 at 100.00	AAA	1,061,800

115	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured	7/05 at 101.50	AAA	120,267

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Refunding Bonds, Series 1993A, 5.750%, 1/01/10	No Opt. Call	AA	559,480

590	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/22	1/13 at 100.00	AA	624,621
	Water and Sewer - 8.3%

1,035	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A, 5.000%, 10/01/22	10/14 at 100.00	AAA	1,108,640

1,005	Cottonwood, Arizona, Senior Lien Sewerage Revenue Bonds, Series 2004, 5.000%, 7/01/24 - XLCA Insured	7/14 at 100.00	AAA	1,055,833

	Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
100	7.000%, 7/01/06	7/05 at 100.00	BBB-	101,416
100	7.000%, 7/01/07	7/05 at 100.00	BBB-	101,416

660	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 - MBIA Insured	7/13 at 100.00	AAA	698,419

875	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	926,153

2,600	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured	7/12 at 100.00	AAA	2,715,908

1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AA	1,441,418
$91,954	Total Long-Term Investments (cost $93,171,510) - 98.6%			97,051,392
	Other Assets Less Liabilities - 1.4%			1,417,390

	Net Assets - 100%			$98,468,782

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
#	Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $ 93,149,018.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$5,161,712
Depreciation	(1,259,338)

Net unrealized appreciation of investments	$3,902,374

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 9.9%

$1,245	Adams State College, Alamosa, Colorado, Auxiliary Facilities Revenue Bonds, Series 2004A, 5.250%, 5/15/24 - MBIA Insured	5/14 at 100.00	AAA	$1,347,414

430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 - AMBAC Insured	9/13 at 100.00	AAA	452,351

500	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Series 2000, 6.125%, 12/01/25 - RAAI Insured	12/10 at 100.00	AA	560,130

1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/20 - XLCA Insured	4/13 at 100.00	AAA	1,051,910

1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2004, 5.000%, 6/01/24 - FGIC Insured	6/14 at 100.00	AAA	1,058,030
	Healthcare - 12.1%

500	Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24	4/10 at 100.00	N/R	538,260

1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	Baa1	1,009,190

500	Colorado Health Facilities Authority, Revenue Bonds, Steamboat Springs Healthcare Association, Series 1999, 5.700%, 9/15/23	9/09 at 101.00	N/R	512,865

500	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23	11/11 at 101.00	A	556,940

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	BBB	527,415

885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/10 at 101.00	A-	960,287

750	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	812,288

500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB-	538,745
	Housing/Multifamily - 6.3%

455	Colorado Housing Finance Authority, Insured Multifamily Housing Mortgage Revenue Bonds, Series 1995A, 6.650%, 10/01/28 (Alternative Minimum Tax)	4/05 at 102.00	AA+	464,591

1,300	Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds, Marks Apartments Project, Series 1996, 6.650%, 12/01/26	12/06 at 102.00	BBB+	1,341,327

1,000	Lakewood, Colorado, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Heights by Marston Lake Project, Series 1995, 6.650%, 10/01/25 (Alternative Minimum Tax)	10/05 at 102.00	AAA	1,028,790
	Housing/Single Family - 1.5%

250	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	10/09 at 105.00	Aa2	259,610

260	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	10/09 at 105.00	Aa2	261,355

165	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	4/10 at 105.00	AA	165,860
	Long-Term Care - 3.5%

500	Colorado Health Facilities Authority, First Mortgage Revenue Refunding Bonds, Christian Living Campus - Johnson Center Nursing Facility, Series 1997A, 7.050%, 1/01/19	1/07 at 101.00	N/R	519,005

1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 - RAAI Insured	12/12 at 100.00	AA	1,065,480
	Tax Obligation/General - 23.0%

2,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2002, 5.250%, 12/01/21 - FGIC Insured	12/12 at 100.00	AAA	2,187,820

500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 - FSA Insured	12/13 at 100.00	AAA	550,770

2,150	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 - FGIC Insured	12/14 at 100.00	Aaa	2,487,292

1,000	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2005B, 5.000%, 12/15/25 - FSA Insured	12/14 at 100.00	Aaa	1,056,650

1,085	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/15/23 - FGIC Insured	12/13 at 100.00	Aaa	1,212,987

500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa3	602,345

1,000	El Paso County School District 49, Falcon, Colorado, General Obligation Bonds, Series 2001, 5.500%, 12/01/17 - FGIC Insured	12/11 at 100.00	AAA	1,120,470

1,000	Fremont County School District Re-1, Cannon City, Colorado, General Obligation Bonds, Series 2003, 5.000%, 12/01/24 - MBIA Insured	12/13 at 100.00	Aaa	1,054,310
	Tax Obligation/Limited - 17.2%

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 7.250%, 9/15/30	9/11 at 100.00	Ba1	630,330

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy Charter School- Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20	12/10 at 101.00	BBB	651,006

1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools-Adams County School District 12, Series 2004, 5.250%, 5/01/17 - XLCA Insured	5/14 at 100.00	AAA	1,577,592

1,130	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aurora Academy, Series 2004, 5.375%, 2/15/19 - XLCA Insured	2/14 at 100.00	AAA	1,243,825

1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 - XLCA Insured	6/14 at 100.00	AAA	1,456,124
1,000	Denver, Colorado, Excise Tax Revenue Bonds, Convention Center, Series 2001A, 5.000%, 9/01/20 – FSA Insured	3/11 at 100.00	AAA	1,058,960
1,000	Larimer County, Colorado, Sales and Use Tax Revenue Bonds, Fairgrounds and Events Center, Series 2002, 5.500%, 12/15/18 - MBIA Insured	12/12 at 100.00	AAA	1,124,140
	Transportation - 3.6%
475	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21 (Alternative Minimum Tax)	5/11 at 101.00	N/R	499,771
1,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 - AMBAC Insured	6/11 at 102.00	AAA	1,124,360
	U.S. Guaranteed *** - 19.1%
4,000	Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10	No Opt. Call	AAA	3,311,280
865	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30 (Pre-refunded to 12/15/10)	12/10 at 101.00	A-***	1,012,353
900	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18	No Opt. Call	AAA	1,113,984
3,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/14 (Pre-refunded to 9/01/10) - MBIA Insured	9/10 at 79.90	AAA	2,314,900
700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)	7/10 at 101.00	A***	819,033
	Utilities - 2.5%
1,000	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE, 5.375%, 6/01/17	6/12 at 100.00	AA-	1,107,120
$43,040	Total Long-Term Investments (cost $41,271,598) - 98.7%			44,349,265
	Other Assets Less Liabilities - 1.3%			604,106

	Net Assets - 100%			$44,953,371

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $ 41,268,664.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$3,122,686
Depreciation	(42,085)

Net unrealized appreciation of investments	$3,080,601

Portfolio of Investments (Unaudited)

Nuveen Florida Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 3.0%

$1,785	FSU Financial Assistance Inc., Florida, Subordinate Lien General Revenue Bonds, Educational and Athletic Facilities Improvements, Series 2003A, 5.000%, 10/01/19 - AMBAC Insured	10/13 at 100.00	AAA	$1,915,930

	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2004A:
3,550	5.000%, 4/01/21 - AMBAC Insured	4/14 at 100.00	AAA	3,777,839
1,000	5.000%, 4/01/25 - AMBAC Insured	4/14 at 100.00	AAA	1,053,330

2,515	University of Central Florida, Certificates of Participation, Athletic Association, Series 2004A, 5.125%, 10/01/23 - FGIC Insured	10/14 at 100.00	AAA	2,695,979
	Healthcare - 21.2%

3,550	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31	11/11 at 101.00	A	3,846,461

	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	Baa1	1,024,260
2,580	5.250%, 10/01/34	10/13 at 100.00	Baa1	2,635,496

8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA	9,047,655

1,750	Lakeland, Florida, Hospital System Revenue Refunding Bonds, Lakeland Regional Medical Center, Series 1996A, 5.250%, 11/15/25 - MBIA Insured	11/06 at 102.00	AAA	1,844,535

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	A-	1,674,093

5,000	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%, 1/15/31	1/11 at 101.00	A-	5,335,150

3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24	11/12 at 100.00	A	3,598,205

10,645	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 1995, 5.250%, 11/15/20 - AMBAC Insured	11/05 at 102.00	AAA	11,009,378

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation Project, Series 2005:
1,305	5.000%, 1/01/21	1/15 at 100.00	AAA	1,396,533
1,210	5.000%, 1/01/22	1/15 at 100.00	AAA	1,291,832

5,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.625%, 12/01/31	12/11 at 101.00	A	5,265,850

	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series 2003:
7,000	5.750%, 11/15/27	5/13 at 100.00	A1	7,562,380
3,000	5.500%, 11/15/33	5/13 at 100.00	A1	3,164,880

5,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA-	5,385,600

2,040	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/10 at 100.00	Baa2	2,122,375
	Housing/Multifamily - 5.1%

600	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Lakeside Apartments, Series 1995, 7.000%, 2/01/25	8/05 at 102.00	AAA	612,978

250	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Boardwalk Apartments, Series 1996, 6.200%, 8/01/16	8/06 at 102.00	AAA	261,408

2,700	Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Greentree Place Project, Series 1995, 6.750%, 4/01/25 (Pre-refunded to 4/01/05) (Mandatory put 4/01/15)	4/05 at 102.00	BBB	2,761,614

50	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A, 6.400%, 6/01/24	6/05 at 100.00	AAA	51,338

1,115	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured	8/05 at 102.00	AAA	1,138,761

	Florida Housing Finance Agency, Housing Revenue Refunding Bonds, Vineyards Project, Series 1995H:
1,260	6.400%, 11/01/15	11/05 at 102.00	BBB	1,307,452
1,660	6.500%, 11/01/25	11/05 at 102.00	BBB	1,722,466

3,500	Florida Housing Finance Agency, FNMA Collateralized Housing Revenue Bonds, Villas of Capri, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	10/06 at 102.00	AAA	3,646,895

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured	9/06 at 102.00	AAA	1,034,430

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured	9/06 at 102.00	AAA	1,034,720

1,385	Florida Housing Finance Agency, GNMA Collateralized Multifamily Housing Revenue Bonds, Driftwood Terrace Apartments, Series 1989I, 7.650%, 12/20/31 (Alternative Minimum Tax)	6/05 at 100.00	AAA	1,387,521

745	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	6/08 at 102.00	N/R	755,691
	Housing/Single Family - 0.9%

425	Clay County Housing Finance Authority, Florida, Multi County Single Family Mortgage Revenue Bonds, Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)	3/05 at 102.00	Aaa	435,200

550	Dade County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1995, 6.700%, 4/01/28 (Alternative Minimum Tax)	4/05 at 102.00	AAA	561,649

265	Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Multi-County Program, Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	AAA	269,105

90	Manatee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1994-3, 7.600%, 11/01/26 (Alternative Minimum Tax)	11/05 at 102.00	Aaa	92,557

2,575	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31	9/08 at 27.73	Aaa	577,521

805	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative Minimum Tax)	3/11 at 101.00	Aaa	832,869
	Long-Term Care - 6.2%

10,000	Atlantic Beach, Florida, Health Care Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 1999, 6.000%, 10/01/29 - ACA Insured	10/09 at 101.00	A	10,493,300

4,500	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20	11/06 at 102.00	BBB+	4,625,460

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	1,218,400
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,649,119

	Sarasota County Health Facility Authority, Florida, Health Facilities Revenue Bonds, Sunnyside Properties, Series 1995:
170	5.500%, 5/15/05	No Opt. Call	N/R	170,575
1,000	6.000%, 5/15/10	5/06 at 102.00	N/R	1,003,830
	Materials - 3.6%

4,350	Escambia County, Florida, Pollution Control Revenue Bonds, Champion International Corporation, Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)	9/06 at 102.00	Baa2	4,521,695

4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	5,074,490

1,500	Nassau County, Florida, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15	7/05 at 100.00	BBB-	1,500,435
	Tax Obligation/General - 7.7%

3,745	Broward County, Florida, General Obligation Bonds, Series 2004, 5.000%, 1/01/21	1/14 at 100.00	AA+	3,991,234

5,465	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Series 2002, 5.250%, 7/01/20	7/12 at 101.00	AAA	5,998,985

2,165	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	2,876,852

6,640	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.000%, 6/01/21 - MBIA Insured	6/12 at 101.00	AAA	7,060,910

	Palm Beach County, Florida, General Obligation Bonds, Recreational and Cultural Facilities Program, Series 1999A:
1,560	5.750%, 8/01/18	8/09 at 100.00	AAA	1,730,009
1,970	5.750%, 8/01/19	8/09 at 100.00	AAA	2,180,396
	Tax Obligation/Limited - 20.4%

	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 - RAAI Insured	5/12 at 102.00	AA	2,145,127
850	5.625%, 5/01/32 - RAAI Insured	5/12 at 102.00	AA	921,851

	Broward County School Board, Florida, Certificates of Participation, Series 2004C:
3,410	5.250%, 7/01/17 - FSA Insured	7/14 at 100.00	AAA	3,760,309
3,330	5.250%, 7/01/19 - FSA Insured	7/14 at 100.00	AAA	3,655,707

1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 - MBIA Insured	10/14 at 100.00	AAA	1,595,715

2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured	2/15 at 100.00	AAA	2,664,025

5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 - FGIC Insured	No Opt. Call	AAA	6,697,300

1,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2004B, 5.000%, 7/01/17 - MBIA Insured	7/14 at 100.00	AAA	1,085,790

3,000	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/17 (Alternative Minimum Tax) - MBIA Insured	10/13 at 100.00	AAA	3,266,880

4,120	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured	10/13 at 100.00	AAA	4,518,198

	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004:
975	5.000%, 10/01/15 - AMBAC Insured	10/14 at 100.00	AAA	1,070,745
1,710	5.000%, 10/01/16 - AMBAC Insured	10/14 at 100.00	AAA	1,871,441
1,860	5.000%, 10/01/17 - AMBAC Insured	10/14 at 100.00	AAA	2,023,122

2,015	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/21 - FGIC Insured	10/14 at 100.00	AAA	2,156,735

1,000	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)	6/05 at 102.00	A-	1,020,780

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 - AMBAC Insured	10/10 at 102.00	AAA	4,028,238

1,750	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 9B, Series 1999, 6.000%, 8/01/29	8/09 at 101.00	N/R	1,789,235

5,550	Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC Insured	10/10 at 101.00	AAA	6,182,756

4,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 - FGIC Insured	1/13 at 100.00	AAA	4,289,280

2,050	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/25 - AMBAC Insured	10/14 at 100.00	AAA	2,164,206

	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004:
2,925	5.000%, 12/01/25 - FSA Insured	12/14 at 100.00	Aaa	3,090,175
3,065	5.000%, 12/01/26 - FSA Insured	12/14 at 100.00	Aaa	3,235,567
	Transportation - 14.2%

6,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum Tax) - AMBAC Insured	10/11 at 101.00	AAA	6,288,420

3,220	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/22 - AMBAC Insured	10/14 at 100.00	AAA	3,412,395

4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured	10/12 at 100.00	AAA	4,188,440

1,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 1996B, 5.875%, 10/01/23 - FGIC Insured	10/06 at 102.00	AAA	1,066,000

3,370	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003B, 5.250%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured	10/13 at 100.00	AAA	3,616,583

10,065	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum Tax) - FSA Insured	10/10 at 101.00	AAA	11,102,400

4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	4,458,440

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.000%, 7/01/19 - FGIC Insured	7/14 at 100.00	AAA	2,148,860
7,165	5.000%, 7/01/21 - FGIC Insured	7/14 at 100.00	AAA	7,646,560
	U.S. Guaranteed *** - 6.8%

705	Callaway-Bay County, Florida, Wastewater System Revenue Bonds, Series 1996A, 6.000%, 9/01/26 (Pre-refunded to 9/01/06) - FGIC Insured	9/06 at 102.00	AAA	755,126

2,220	Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Hospital of Miami Project, Series 1991A, 5.750%, 5/01/21 - MBIA Insured	No Opt. Call	AAA	2,555,975

2,000	Florida Housing Finance Agency, FNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Players Club Apartments, Series 1991C, 6.200%, 8/01/16 (Pre-refunded to 8/01/06)	8/06 at 102.00	AAA	2,141,460

	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984:
4,000	9.875%, 7/01/09	No Opt. Call	AAA	4,788,000
1,000	10.000%, 7/01/14	No Opt. Call	AAA	1,410,330

335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	6/05 at 100.00	AAA	444,374

3,000	Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20 (Pre-refunded to 10/01/11) - AMBAC Insured	10/11 at 100.00	AAA	3,366,930

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 - FGIC Insured	7/05 at 100.00	AAA	175,634

1,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Bonds, Series 1989D, 6.750%, 10/01/17	No Opt. Call	Aa1***	1,244,230

4,000	Palm Beach County, Florida, Industrial Development Revenue Bonds, Lourdes-Noreen McKeen Residence for Geriatric Care Inc., Series 1996, 6.625%, 12/01/26 (Pre-refunded to 12/01/06)	12/06 at 102.00	A***	4,353,760
	Utilities - 8.5%

1,500	Florida Municipal Power Agency, Revenue Refunding Bonds, Stanton Project, Series 2002, 5.500%, 10/01/15 - FSA Insured	10/12 at 100.00	Aaa	1,689,390

4,350	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2	4,541,702

10,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18	10/11 at 100.00	Aa2	10,719,196

1,670	Leesburg, Florida, Electric System Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FGIC Insured	10/14 at 100.00	AAA	1,783,360

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FGIC Insured	10/14 at 100.00	AAA	2,461,463

8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 - AMBAC Insured	No Opt. Call	AAA	5,076,800
	Water and Sewer - 1.3%

	Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
1,850	0.000%, 10/01/08 - MBIA Insured	No Opt. Call	AAA	1,659,704
2,800	0.000%, 10/01/09 - MBIA Insured	No Opt. Call	AAA	2,416,372
$290,715	Total Long-Term Investments (cost $288,215,109) - 98.9%			306,972,712
	Other Assets Less Liabilities - 1.1%			3,339,041

	Net Assets - 100%			$310,311,753

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $ 288,160,699.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$18,879,922
Depreciation	(67,909)

Net unrealized appreciation of investments	$18,812,013

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.4%

$1,615	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$1,598,656
	Education and Civic Organizations - 13.6%

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College, Series 2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB	105,040
100	5.800%, 9/01/30	3/10 at 101.00	BBB	105,320

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	675,986

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing Foundation - College Park, Series 1999A:
1,250	5.750%, 6/01/19	6/09 at 102.00	Baa2	1,309,650
250	5.750%, 6/01/24	6/09 at 102.00	Baa2	259,338

600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 - ACA Insured	7/11 at 101.00	A	649,386

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland - College Park Project, Series 2001:
1,000	5.375%, 7/01/15 - AMBAC Insured	7/11 at 100.00	AAA	1,110,860
740	5.375%, 7/01/16 - AMBAC Insured	7/11 at 100.00	AAA	821,592

500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/08 at 102.00	BBB-	519,705

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 - FSA Insured	1/11 at 101.00	AAA	270,415
500	5.250%, 7/01/30 - FSA Insured	1/11 at 101.00	AAA	530,705

	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	7/06 at 102.00	BBB-	681,166
1,000	5.300%, 7/01/28	7/06 at 102.00	BBB-	1,006,000

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins University, Series 1998, 5.125%, 7/01/20	7/08 at 102.00	AA	1,068,590

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32	6/11 at 100.00	Baa1	654,719

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A-	643,475

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured	No Opt. Call	AAA	1,837,290

550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 - FGIC Insured	7/13 at 100.00	AAA	591,118

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,089,430
500	5.000%, 4/01/19	4/13 at 100.00	AA	537,405

750	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 - MBIA Insured	6/10 at 100.00	AAA	842,422
	Healthcare - 14.7%

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 - FGIC Insured	No Opt. Call	AAA	823,813

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	6/09 at 101.00	A	2,139,440

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2000, 6.750%, 7/01/30	7/10 at 101.00	A3	843,930

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	761,797

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22	7/12 at 100.00	A	550,190

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	Baa1	1,572,780

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	820,056

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	848,248

1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa2	1,831,053

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured	7/13 at 100.00	AAA	528,780

850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	Baa1	877,277

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34	7/14 at 100.00	A	540,519

775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A2	814,982

765	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 - RAAI Insured	7/14 at 100.00	AA	780,407

2,000	Prince George’s County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	7/05 at 101.00	B3	1,787,240

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 - MBIA Insured	7/05 at 102.00	AAA	1,023,120
	Housing/Multifamily - 6.9%

750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek Apartments Project, Series 1998A, 5.250%, 10/20/33	10/08 at 102.00	AAA	764,610

500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/09 at 101.00	Aa2	509,320

1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/10 at 100.00	Aa2	1,051,990

1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	10/08 at 101.50	Aaa	1,020,730

1,000	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	7/05 at 102.00	Aa2	1,025,370

1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/08 at 101.00	Aaa	1,447,349

860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding Bonds, Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum Tax)	5/05 at 100.00	AAA	860,826

1,000	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)	9/09 at 102.00	AAA	1,057,180
	Housing/Single Family - 2.0%

835	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000H, 5.800%, 9/01/32 (Alternative Minimum Tax)	9/10 at 100.00	Aa2	844,861

1,315	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1997A, 5.750%, 8/01/26 (Alternative Minimum Tax)	8/07 at 102.00	AAA	1,365,009

15	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)	8/10 at 100.00	AAA	15,871
	Industrials - 0.5%

500	Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/09 at 101.00	BBB	510,590
	Long-Term Care - 2.4%

	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 - RAAI Insured	1/09 at 101.00	AA	534,510
500	5.625%, 1/01/25 - RAAI Insured	1/09 at 101.00	AA	537,650

1,610	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A, 7.625%, 4/01/21	4/11 at 102.00	N/R	1,632,572
	Materials - 1.4%

1,500	Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales Company Project, Series 1984B, 6.500%, 10/01/11	4/05 at 100.00	AA-	1,622,325
	Tax Obligation/General - 19.1%

3,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	3,321,180

1,000	Baltimore County, Maryland, Metropolitan District General Obligation Bonds, 67th Issue, 5.000%, 6/01/25	6/11 at 101.00	AAA	1,058,860

	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,250	5.000%, 11/01/20	11/12 at 101.00	AA	1,344,763
1,250	5.000%, 11/01/21	11/12 at 101.00	AA	1,336,525

500	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community Development Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured	7/10 at 102.00	AA	552,960

1,525	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/18	2/14 at 100.00	AAA	1,656,257

3,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, RITES PA-816-R, Series 2001, 13.275%, 3/01/15 (IF)	No Opt. Call	Aaa	4,392,000

1,000	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement, Series 2001, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,114,210

1,330	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement, Series 2002A, 5.250%, 11/01/11	No Opt. Call	AAA	1,489,334

500	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2004A, 5.000%, 4/01/13	No Opt. Call	AAA	554,855

300	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	320,043

	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A:
1,000	5.000%, 10/01/17	10/13 at 100.00	AA	1,080,070
2,000	5.000%, 10/01/18	10/13 at 100.00	AA	2,158,780

1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004C, 5.000%, 12/01/11	No Opt. Call	AA	1,104,920
	Tax Obligation/Limited - 19.9%

610	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	615,746

1,075	Baltimore, Maryland, Certificates of Participation, Emergency Telecommunications Facilities, Series 1997A, 5.000%, 10/01/17 - AMBAC Insured	10/07 at 102.00	AAA	1,147,681

1,000	Baltimore, Maryland, Convention Center Revenue Refunding Bonds, Series 1998, 5.000%, 9/01/19 - MBIA Insured	9/08 at 102.00	AAA	1,078,290

1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series 2003A, 5.000%, 5/01/17	5/13 at 100.00	AA+	1,078,060

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	453,879

1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 - MBIA Insured	6/10 at 101.00	Aaa	1,245,931

1,750	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AA	2,019,850

1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13	No Opt. Call	AA	1,106,390

935	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19	6/12 at 100.50	AA+	1,038,991

	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A:
430	5.000%, 9/15/13	9/12 at 100.00	AA+	471,792
650	5.000%, 9/15/16	9/12 at 100.00	AA+	706,303

830	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)	10/10 at 101.00	AA+	893,810

1,760	Maryland Stadium Authority, Lease Revenue Bonds, Convention Center Expansion, Series 1994, 5.875%, 12/15/12 - AMBAC Insured	6/05 at 102.00	AAA	1,800,902

1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+	1,637,790

1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,562,875

500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 - RAAI Insured	7/12 at 101.00	AA	538,975

500	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series 2000, 5.125%, 11/01/15	11/10 at 100.00	AA+	549,975

1,000	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 - MBIA Insured	6/13 at 100.00	AAA	1,092,870

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	1,103,900

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	1,722,555

400	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 1998, 5.000%, 6/01/15	6/08 at 102.00	AAA	431,704
	Transportation - 1.6%

	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, John Hopkins Medical Institution, Series 2004B:
150	5.000%, 7/01/13 - AMBAC Insured	No Opt. Call	AAA	165,066
175	5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	192,896

500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	353,020

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 - MBIA Insured	No Opt. Call	AAA	1,101,700
	U.S. Guaranteed *** - 12.2%

1,500	Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999, 7.100%, 7/01/29 (Pre-refunded to 7/01/09)	7/09 at 102.00	AAA	1,781,460

1,250	Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded to 8/01/12)	8/12 at 100.00	AAA	1,380,925

750	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured	7/08 at 101.00	AAA	801,653

250	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2000A, 6.000%, 7/01/19 (Pre-refunded to 7/01/10) - FSA Insured	7/10 at 100.00	AAA	285,360

	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset- Backed Bonds, Series 2000:
880	5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	943,862
250	6.000%, 7/01/26 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	284,305

2,165	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center, Series 1992, 6.500%, 9/01/12 - FSA Insured	No Opt. Call	AAA	2,507,741

1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded to 2/15/12)	2/12 at 100.00	AAA	1,116,800

1,100	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%, 8/15/14 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,215,533

1,030	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16	No Opt. Call	AAA	1,212,825

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
750	5.500%, 10/01/20	10/10 at 101.00	AAA	836,385
1,175	5.500%, 10/01/40	10/10 at 101.00	AAA	1,295,179
	Utilities - 2.3%

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/05 at 102.00	N/R	1,021,930

1,510	Prince George’s County, Maryland, Pollution Control Revenue Refunding Bonds, Potomac Electric Power Company, Series 1993, 6.375%, 1/15/23	No Opt. Call	A-	1,525,445
	Water and Sewer - 0.1%

100	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	A-	104,780
$101,695	Total Long-Term Investments (cost $105,023,063) - 98.1%			110,162,554
	Short-Term Investments - 0.8%

900	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.780%, 12/01/15 - MBIA Insured †		A-1	900,000
$900	Total Short-Term Investments (cost $900,000)			900,000
	Total Investments (cost $105,923,063) - 98.9%			111,062,554

	Other Assets Less Liabilities - 1.1%			1,273,999

	Net Assets - 100%			$112,336,553

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
(IF)	Inverse floating rate security.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $ 105,895,060.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$5,679,518
Depreciation	(512,024)

Net unrealized appreciation of investments	$5,167,494

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 17.5%

$1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	9/11 at 100.00	A2	$1,542,345

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB	1,059,030

	Santa Fe, New Mexico, Educational Facilities Revenue Refunding and Improvement Bonds, College of Santa Fe, Series 1997:
500	6.000%, 10/01/13	10/07 at 100.00	BBB-	514,740
500	5.875%, 10/01/21	10/07 at 100.00	BBB-	504,980

2,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	2,977,025

2,000	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,116,660

750	University of New Mexico, Subordinate Lien Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	825,300
	Healthcare - 9.7%

2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	2,016,220

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,000	5.750%, 8/01/15	8/11 at 101.00	Aa3	2,198,060
1,000	5.500%, 8/01/30	8/11 at 101.00	Aa3	1,053,140
	Housing/Multifamily - 6.2%

1,850	Bernalillo County, New Mexico, Multifamily Housing Revenue Refunding and Improvement Bonds, El Centro Senior Housing Complex, Series 1999, 5.850%, 6/15/29	6/09 at 101.00	N/R	1,799,588

600	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Vista Montana Apartments Project, Series 2001A, 5.400%, 12/01/31 - MBIA Insured	6/11 at 100.00	Aaa	616,542

965	Las Cruces, New Mexico, Housing Development Corporation, Multifamily Mortgage Revenue Refunding Bonds, Burley Court/Valley Drive Projects, Series 1993A, 6.400%, 10/01/19	4/05 at 100.00	A3	966,226
	Housing/Single Family - 8.4%

520	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996D-1, 6.250%, 7/01/22	7/06 at 102.00	AAA	523,598

520	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	524,898

315	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996B-2, 6.300%, 7/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	328,041

445	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1995A, 6.650%, 7/01/26 (Alternative Minimum Tax)	7/05 at 102.00	AAA	455,871

850	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31 (Alternative Minimum Tax)	11/09 at 101.50	AAA	864,484

750	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31 (Alternative Minimum Tax)	1/10 at 102.50	AAA	766,373

1,060	New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000, 6.000%, 9/01/26	9/09 at 100.00	A+	1,111,887
	Tax Obligation/General - 3.9%

1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 - MBIA Insured	4/14 at 100.00	Aaa	2,101,379
	Tax Obligation/Limited - 37.0%

2,000	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26	10/09 at 100.00	AA	2,136,700

3,005	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2004, 5.250%, 6/15/19 - AMBAC Insured	6/09 at 100.00	AAA	3,244,709

	Dona Ana County, New Mexico, Gross Receipts Tax Revenue Refunding and Improvement Bonds, Series 2003:
360	5.250%, 5/01/25 - AMBAC Insured	5/13 at 100.00	Aaa	387,090
545	5.250%, 5/01/28 - AMBAC Insured	5/13 at 100.00	Aaa	582,856

1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 - AMBAC Insured	6/13 at 100.00	Aaa	1,221,967

1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 - AMBAC Insured	6/12 at 100.00	Aaa	1,578,630

1,365	New Mexico Finance Authority, Court Automation Fee Revenue Bonds, Series 2002, 5.000%, 6/15/17 - MBIA Insured	6/11 at 100.00	AAA	1,468,958

	New Mexico Finance Authority, Senior Lien Transportation Revenue Bonds, Series 2004A:
1,000	5.250%, 6/15/23 - MBIA Insured	6/14 at 100.00	AAA	1,090,920
2,000	5.250%, 6/15/24 - MBIA Insured	6/14 at 100.00	AAA	2,173,780

250	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29	2/12 at 100.00	BBB+	267,330

1,000	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2001A, 5.125%, 9/15/26 - AMBAC Insured	9/11 at 101.00	AAA	1,049,320

4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 - FSA Insured	No Opt. Call	AAA	4,929,720
	U.S. Guaranteed *** - 6.6%

3,750	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 - FSA Insured	No Opt. Call	AAA	2,996,213

600	Las Cruces South Central Solid Waste Authority, New Mexico, Environmental Services Gross Receipts Tax Project Revenue Bonds, Series 1995, 6.000%, 6/01/16 (Pre-refunded to 6/01/05)	6/05 at 100.00	A2***	605,910
	Utilities - 4.4%

1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico, Series 1999A, 6.600%, 10/01/29 (Alternative Minimum Tax)	10/09 at 102.00	BBB	1,626,495

135	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured	7/10 at 101.00	AAA	145,623

250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA Insured	7/12 at 101.00	AAA	267,008

300	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 - MBIA Insured	No Opt. Call	AAA	340,055
	Water and Sewer - 3.7%

1,000	Albuquerque, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 1990A, 0.000%, 7/01/07 - FGIC Insured	No Opt. Call	AAA	936,530

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C, 5.000%, 6/01/24 - AMBAC Insured	6/14 at 100.00	AAA	1,058,030
$50,325	Total Long-Term Investments (cost $49,693,248) - 97.4%			52,974,231
	Other Assets Less Liabilities - 2.6%			1,418,765

	Net Assets - 100%			$54,392,996

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $ 49,687,539.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$3,392,380
Depreciation	(105,688)

Net unrealized appreciation of investments	$3,286,692

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 20.9%

$4,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2002, 5.450%, 3/01/27	3/05 at 100.00	AA-	$4,046,440

1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert Morris College, Series 1996A, 6.250%, 2/15/26	2/06 at 102.00	Baa3	1,048,250

1,190	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,286,723

	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998:
1,300	5.600%, 10/15/18	10/08 at 102.00	BBB-	1,349,855
550	5.625%, 10/15/27	10/08 at 102.00	BBB-	559,235

1,815	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 1998A, 5.375%, 10/01/26	10/08 at 100.00	BBB-	1,830,809

1,000	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/20 - FGIC Insured	8/13 at 100.00	AAA	1,093,560

6,000	Delaware County Authority, Pennsylvania, Student Housing Revenue Bonds, Collegiate Housing Foundation - Eastern College, Series 2000A, 8.250%, 7/01/29	7/10 at 102.00	N/R	6,577,620

2,000	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania - Student Union Project, Series 2004, 5.000%, 11/01/24 - AMBAC Insured	11/14 at 100.00	AAA	2,113,800

4,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15	4/08 at 102.00	BBB-	4,314,382

260	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2005, 5.000%, 7/15/39	7/15 at 100.00	BBB+	263,201

1,250	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Sciences, Series 2005A, 4.750%, 11/01/33 - XLCA Insured	5/15 at 100.00	AAA	1,258,450

7,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/13	No Opt. Call	AA	7,828,030

500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa3	544,445
	Healthcare - 8.2%

2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27	5/08 at 101.00	AA-	2,568,875

1,585	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District Memorial Hospital, Series 1996A, 6.000%, 11/01/18	11/06 at 102.00	BB-	1,526,640

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	778,260

900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33	8/13 at 100.00	BBB	919,926

945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 - FGIC Insured	8/15 at 100.00	AAA	1,031,052

1,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Chestnut Hill Hospital, Series 1992, 6.500%, 11/15/22 (Pre-refunded to 4/04/05)	4/05 at 100.00	BBB-	1,984,901

2,500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Jeanes Hospital, Series 1997, 5.875%, 7/01/17	7/07 at 102.00	BBB	2,587,675

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
1,265	5.250%, 7/01/10	No Opt. Call	BBB-	1,268,112
500	5.625%, 7/01/24	7/08 at 100.00	BBB-	476,250

260	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34	11/14 at 100.00	A	271,396
	Housing/Multifamily - 1.6%

500	Bucks County Redevelopment Authority, Pennsylvania, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Warminster Heights Project, Series 1992A, 6.875%, 8/01/23	8/05 at 100.00	AAA	507,020

1,360	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AAA	1,423,784

655	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	656,146
	Housing/Single Family - 1.1%

995	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1996D, 6.250%, 10/01/17	4/06 at 102.00	AAA	1,032,362

765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/07 at 102.00	AAA	801,437
	Industrials - 2.6%

3,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/08 at 102.00	BBB	3,142,650

1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 - AMBAC Insured	7/12 at 101.00	AAA	1,123,420
	Long-Term Care - 4.2%

2,710	Allegheny County Residential Finance Authority, Pennsylvania, FHA-Insured Mortgage Revenue Bonds, Ladies Grand Army of the Republic Health Facility, Series 1995G, 6.350%, 10/01/36	10/05 at 100.00	AAA	2,738,184

	Chester County Health and Education Facilities Authority, Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai Obligated Group Project, Series 1998:
1,000	5.400%, 6/01/18	12/08 at 100.00	BBB-	990,770
1,100	5.500%, 6/01/25	12/08 at 100.00	BBB-	1,064,679

2,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Mortgage Revenue Bonds, Waverly Heights Ltd., Series 1996, 6.375%, 1/01/26	1/06 at 101.00	BBB	2,015,760
	Materials - 0.3%

440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	491,361
	Tax Obligation/General - 15.7%

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 - FGIC Insured	No Opt. Call	AAA	1,119,430

1,000	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA Insured	5/13 at 100.00	Aaa	1,057,950

1,215	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 - MBIA Insured	7/13 at 100.00	Aaa	1,337,144

3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured	No Opt. Call	AAA	1,108,438

1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured	No Opt. Call	AAA	498,740

1,240	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 11/15/16 - MBIA Insured	5/13 at 100.00	Aaa	1,364,856

4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - MBIA Insured	No Opt. Call	AAA	1,877,558

2,195	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 - MBIA Insured	No Opt. Call	AAA	1,526,557

475	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004, 5.250%, 11/15/13 - FSA Insured	No Opt. Call	AAA	531,079

1,500	Pennsylvania, General Obligation Refunding Bonds, Second Series 2003, 5.000%, 7/01/11 - MBIA Insured	No Opt. Call	AAA	1,647,030

2,500	Pennsylvania, General Obligation Bonds, First Series 2004, 5.250%, 2/01/10 - MBIA Insured	No Opt. Call	AAA	2,746,800

2,000	Pennsylvania, General Obligation Bonds, Third Series 2004, 5.000%, 9/01/12	No Opt. Call	AA	2,199,480

500	Pennsylvania, General Obligation Refunding Bonds, Second Series 2002, 5.250%, 10/01/14 - FGIC Insured	No Opt. Call	AAA	563,590

1,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 2/15/13 - XLCA Insured	No Opt. Call	AAA	1,104,240

	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001:
1,745	5.200%, 9/15/23 - FGIC Insured	9/11 at 100.00	AAA	1,878,999
3,700	5.250%, 9/15/30 - FGIC Insured	9/11 at 100.00	AAA	3,936,615

1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,095,650
	Tax Obligation/Limited - 8.6%

4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 - MBIA Insured	11/12 at 100.00	AAA	4,663,575

1,000	Allegheny County Redevelopment Authority, Pennsylvania, Tax Increment Finance Bonds, Waterfront Project, Series 2000A, 6.300%, 12/15/18	12/10 at 101.00	N/R	1,114,030

950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	Aa3	1,093,108

1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 - MBIA Insured	9/11 at 100.00	Aaa	1,047,750

	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,000	5.250%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	1,114,200
1,150	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	1,268,841

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 - FGIC Insured	4/12 at 100.00	AAA	1,109,220

1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured	11/13 at 100.00	AAA	1,410,019

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 - MBIA Insured	No Opt. Call	AAA	1,175,110
	Transportation - 11.5%

2,500	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1997B, 5.400%, 6/15/27 (Alternative Minimum Tax) - FGIC Insured	6/07 at 102.00	AAA	2,585,575

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A:
1,000	5.300%, 12/01/21 - AMBAC Insured	12/06 at 100.00	Aaa	1,039,410
4,500	5.375%, 12/01/30 - AMBAC Insured	12/06 at 100.00	Aaa	4,679,145

3,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Series 2000, 6.000%, 12/01/24 - AMBAC Insured	6/10 at 100.00	AAA	3,381,750

4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 - AMBAC Insured	No Opt. Call	AAA	4,976,210

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 - AMBAC Insured	1/13 at 100.00	Aaa	2,063,340
	U.S. Guaranteed *** - 12.0%

1,525	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital Sublessee, Series 1982Q, 7.000%, 8/01/15	No Opt. Call	AAA	1,907,821

2,995	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 - MBIA Insured	7/05 at 100.00	AAA	3,424,034

1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26	12/06 at 102.00	Aaa	1,411,225

1,240	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1996A, 6.000%, 10/01/25 (Pre-refunded to 10/01/06) - FSA Insured	10/06 at 100.00	AAA	1,307,382

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, MacMillan Bloedel LP, Series 1995, 7.600%, 12/01/20 (Alternative Minimum Tax) (Pre-refunded to 12/01/05)	12/05 at 102.00	BBB***	2,112,300

1,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Bonds, Philadelphia Funding Program, Series 1994, 7.000%, 6/15/14 (Pre-refunded to 6/15/05) - FGIC Insured	6/05 at 100.00	AAA	1,521,510

3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 1999, 6.000%, 5/01/29 (Pre-refunded to 5/01/09)	5/09 at 100.00	A2***	3,353,670

995	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured	No Opt. Call	AAA	1,233,502

2,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Pennsylvania Hospital, Series 1996, 6.250%, 7/01/06	No Opt. Call	BBB+***	2,092,980

935	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14	No Opt. Call	AAA	1,248,487
	Utilities - 4.9%

1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured	No Opt. Call	AAA	1,955,100

550	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Pennsylvania Power and Light Company Project, Series 1995A, 6.150%, 8/01/29 - MBIA Insured	8/05 at 102.00	AAA	568,750

1,000	Northampton County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Metropolitan Edison Company, Series 1995A, 6.100%, 7/15/21 - MBIA Insured	7/05 at 102.00	AAA	1,031,920

2,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured	8/13 at 100.00	AAA	2,742,909

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 - FSA Insured	7/13 at 100.00	AAA	1,097,030

315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 - FSA Insured	9/14 at 100.00	AAA	328,189

320	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13	No Opt. Call	AAA	345,965
	Water and Sewer - 6.6%

265	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 - FSA Insured	No Opt. Call	AAA	296,893

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 (Alternative Minimum Tax) - AMBAC Insured	10/12 at 100.00	AAA	5,263,300

1,930	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 - FSA Insured	7/14 at 100.00	AAA	2,050,912

3,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 - FSA Insured	12/14 at 100.00	AAA	3,128,040
$157,285	Total Long-Term Investments (cost $152,377,189) - 98.2%			160,252,818
	Other Assets Less Liabilities - 1.8%			2,929,309

	Net Assets - 100%			$163,182,127

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $ 152,295,858.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$8,101,709
Depreciation	(144,749)

Net unrealized appreciation of investments	$7,956,960

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.1%

$2,200	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$2,177,736

500	James City County Industrial Development Authority, Virginia, Sewage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch Project, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	4/07 at 101.00	A+	519,545
	Education and Civic Organizations - 8.5%

2,000	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 1999, 5.875%, 1/01/29	1/09 at 101.00	A1	2,144,940

1,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/30 - AMBAC Insured	10/10 at 101.00	AAA	1,693,530

	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College Project, Series 1999A:
680	6.875%, 6/01/20	6/09 at 102.00	N/R	672,323
1,910	7.000%, 6/01/30	6/09 at 102.00	N/R	1,888,532

	Loudoun County Industrial Development Authority, Virginia, Revenue Refunding Bonds, George Washington University, Series 1992:
500	6.250%, 5/15/12	5/05 at 100.00	A2	501,740
2,225	6.250%, 5/15/22	5/05 at 100.00	A2	2,229,383

1,000	Portsmouth, Virginia, Golf Course System Revenue Bonds, Series 1998, 5.000%, 5/01/23 - RAAI Insured	5/07 at 102.00	AA	1,020,300

1,135	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A3	1,188,776

2,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	2,143,320

800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB	851,344

1,500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue and Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2	1,412,910

1,250	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 - MBIA Insured	6/10 at 100.00	AAA	1,404,037

2,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2004B, 5.000%, 9/01/13	No Opt. Call	Aa1	2,758,600

420	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1994, 5.750%, 1/01/14	7/05 at 101.00	AA	425,519

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 - RAAI Insured	7/08 at 101.00	AA	1,283,900
	Healthcare - 8.9%

1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A2	1,543,995

2,000	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Refunding Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/23 - AMBAC Insured	6/07 at 102.00	AAA	2,123,740

1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,405,113

3,250	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center Project, Series 1995, 6.375%, 8/15/18 - MBIA Insured	No Opt. Call	AAA	3,892,785

2,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Bon Secours Health System Projects, Series 1995, 5.500%, 8/15/25 - MBIA Insured	8/05 at 102.00	AAA	2,060,660

2,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A-	2,102,240

1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22	6/12 at 101.00	BBB	1,599,002

2,320	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A2	2,407,325

	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998:
500	5.250%, 7/01/14 - MBIA Insured	7/08 at 102.00	AAA	542,960
2,000	5.125%, 7/01/23 - MBIA Insured	7/08 at 102.00	AAA	2,080,700

2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 - MBIA Insured	7/12 at 100.00	AAA	3,040,022
	Housing/Multifamily - 5.1%

965	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Alternative Minimum Tax) (Mandatory put 11/01/20)	5/10 at 100.00	Aaa	1,028,256

1,105	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/10 at 102.00	AAA	1,203,279

1,030	Chesterfield County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities Program, Fore Courthouse Senior Apartments Project, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aa2	1,067,729

1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	9/06 at 102.00	AAA	1,244,316

3,665	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Beth Sholom Assisted Living Revenue Bonds, Series 1999A, 6.000%, 7/20/39	7/09 at 102.00	AAA	4,081,124

1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)	4/10 at 102.00	AAA	1,037,520

2,920	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	2,851,117

610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	6/06 at 100.00	AA+	616,405
	Housing/Single Family - 1.9%

350	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	347,813

4,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 - MBIA Insured	7/11 at 100.00	AAA	4,565,340
	Industrials - 1.6%

2,250	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)	No Opt. Call	BBB	2,337,863

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB-	1,860,260
	Long-Term Care - 0.9%

1,000	Chesterfield County Health Center Commission, Virginia, GNMA Collateralized Mortgage Revenue Bonds, Lucy Corr Nursing Home Project, Series 1996, 5.875%, 12/01/21	12/06 at 102.00	AAA	1,052,220

500	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Paul Spring Retirement Center, Series 1996A, 6.000%, 12/15/28	12/06 at 103.00	AAA	529,810

665	Henrico County Industrial Development Authority, Virginia, FHA-Insured Nursing Facilities Mortgage Revenue Refunding Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%, 7/01/19	7/05 at 100.00	AAA	670,932
	Materials - 2.4%

2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/08 at 102.00	Ba3	2,499,975

3,545	Isle of Wight County Industrial Development Authority, Virginia, Solid Waste Disposal Facilities Revenue Bonds, Union Camp Corporation Project, Series 1994, 6.550%, 4/01/24 (Alternative Minimum Tax)	4/05 at 101.00	BBB	3,628,343
	Tax Obligation/General - 11.2%

1,100	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	1,221,132

1,000	Alexandria, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 12/15/11	No Opt. Call	AAA	1,105,210

2,500	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 - FSA Insured	3/13 at 100.00	AAA	2,626,650

1,285	Charlottesville, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13	No Opt. Call	AAA	1,234,037

480	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 1/15/21	1/11 at 100.00	AAA	508,781

2,220	Loudoun County, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/01/14	No Opt. Call	Aaa	2,465,532

375	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	Aaa	411,810

1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/20	6/14 at 100.00	AA	1,276,340

2,355	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series 2002A, 5.000%, 7/01/18	7/13 at 100.00	AA	2,534,357

	Newport News, Virginia, General Obligation Bonds, Series 2003B:
1,630	5.000%, 11/01/15	11/13 at 100.00	AA	1,784,671
1,805	5.000%, 11/01/17	11/13 at 100.00	AA	1,949,851

1,250	Newport News, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/16	7/14 at 101.00	AA	1,373,563

500	Norfolk, Virginia, General Obligation Bonds, Series 2000, 5.250%, 7/01/20 - FGIC Insured	7/10 at 101.00	AAA	540,630

1,555	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,658,890

1,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2001B, 5.125%, 3/01/23	3/11 at 102.00	A	1,058,870

2,240	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	2,468,726

1,000	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,085,420

1,000	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20	6/11 at 101.00	AA+	1,068,930

2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 5/01/13	No Opt. Call	AA+	2,203,820
	Tax Obligation/Limited - 18.4%

1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 - AMBAC Insured	6/12 at 102.00	Aaa	1,052,430

1,090	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/15 - MBIA Insured	2/14 at 100.00	AAA	1,199,698

1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Project, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,648,440

860	Fairfax County Economic Development Authority, Virginia, Parking Revenue Bonds, Vienna II Metrorail Station Project, 1999 First Series, 6.000%, 9/01/18	9/09 at 102.00	AA	976,616

1,915	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/17 - FSA Insured	4/14 at 100.00	AAA	2,063,470

	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 2004:
2,020	5.000%, 7/01/17 - MBIA Insured	7/14 at 100.00	AAA	2,180,146
1,625	5.000%, 7/01/18 - MBIA Insured	7/14 at 100.00	AAA	1,747,265

1,000	Harrisonburg, Virginia, General Obligation Public Recreational Facility Revenue Bonds, Series 2000, 5.750%, 12/01/29 - FSA Insured	12/10 at 102.00	AAA	1,136,680

665	Loudoun County, Virginia, Certificates of Participation, Series 1990E, 7.200%, 10/01/10 - AMBAC Insured	No Opt. Call	AAA	750,266

1,840	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA	1,973,106

675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System - Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	11/09 at 102.00	AA+	752,112

1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 - RAAI Insured	2/13 at 101.00	AA	1,026,030

	Prince William County Industrial Development Authority, Virginia, Lease Revenue Bonds, ATCC Project, Series 1996:
2,000	6.000%, 2/01/14	2/06 at 102.00	Aa3	2,070,900
1,000	6.000%, 2/01/18	2/06 at 102.00	Aa3	1,033,240

1,575	Prince William County, Virginia, Lease Participation Certificates, Series 2002, 5.250%, 12/01/18	6/12 at 100.00	Aa2	1,725,381

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 - MBIA Insured	No Opt. Call	AAA	1,758,930

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	1,133,480

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	A-	143,168
480	5.250%, 7/01/36	7/12 at 100.00	A-	505,858

2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 - AMBAC Insured	1/13 at 100.00	AAA	2,117,040

1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 - AMBAC Insured	8/13 at 100.00	AAA	1,768,770

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	2,296,740

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2004A, 5.000%, 2/01/11	No Opt. Call	AA+	2,187,760

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22	2/12 at 100.00	AA+	2,115,160

1,500	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor Development Program, Series 1997C, 5.125%, 5/15/19	5/07 at 101.00	AA+	1,579,275

3,125	Virginia Transportation Board, Transportation Revenue Bonds, Northern Virginia Transportation District Program, Series 2004A, 5.000%, 5/15/14	No Opt. Call	AA+	3,449,844

2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	2,194,980

1,100	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C, 5.000%, 8/01/11	No Opt. Call	AA+	1,207,239

1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%, 8/01/16	8/11 at 101.00	AA+	1,081,970

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
1,650	5.000%, 5/01/20	5/11 at 101.00	AA	1,762,596
620	5.000%, 5/01/21	5/11 at 101.00	AA	659,060
	Transportation - 8.4%

1,250	Chesapeake, Virginia, Chesapeake Expressway Toll Road Revenue Bonds, Series 1999A, 5.625%, 7/15/19	7/09 at 101.00	Baa1	1,340,813

1,550	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Washington Dulles Air Cargo LP, Series 1992, 7.000%, 1/01/09 (Alternative Minimum Tax)	7/05 at 100.00	N/R	1,547,334

495	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Washington Dulles Air Cargo LP, Series 1996, 6.500%, 1/01/09 (Alternative Minimum Tax)	1/06 at 102.00	N/R	488,392

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 - MBIA Insured	10/11 at 101.00	AAA	1,532,024
1,250	5.000%, 10/01/31 - MBIA Insured	10/11 at 101.00	AAA	1,287,738

900	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1997B, 5.500%, 10/01/23 (Alternative Minimum Tax)	10/07 at 101.00	Aa3	931,887

225	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1998A, 5.000%, 10/01/28	10/08 at 101.00	Aa3	229,162

3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured	7/11 at 100.00	AAA	3,107,460

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
5,000	0.000%, 8/15/16	8/08 at 64.81	BB	2,555,900
1,500	5.500%, 8/15/28	8/08 at 102.00	BB	1,458,765

1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	1,235,570

1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 - FGIC Insured	No Opt. Call	AAA	1,967,373

1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 - FGIC Insured	No Opt. Call	AAA	1,688,757

1,000	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 1997, 5.500%, 7/01/24 (Alternative Minimum Tax) - MBIA Insured	7/07 at 101.00	AAA	1,051,330

1,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	1,072,200
	U.S. Guaranteed *** - 11.6%

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured	11/12 at 102.00	AAA	827,843

2,140	Brunswick County Industrial Development Authority, Virginia, Lease Revenue Bonds, State Correctional Facility, Series 1996, 5.500%, 7/01/17 (Pre-refunded to 7/01/06) - MBIA Insured	7/06 at 102.00	AAA	2,266,239

1,060	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	1,136,924

1,000	Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996, 5.875%, 7/15/28 (Pre-refunded to 7/15/06) - MBIA Insured	7/06 at 102.00	AAA	1,065,270

150	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1992, 6.000%, 4/01/22 (Pre-refunded to 4/01/07)	4/07 at 102.00	AAA	163,269

1,030	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center Expansion Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded to 6/15/10)	6/10 at 101.00	A***	1,161,016

1,000	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 1996A, 5.500%, 7/01/24 (Pre-refunded to 7/01/06) - MBIA Insured	7/06 at 102.00	AAA	1,058,990

	Hampton, Virginia, General Obligation Public Improvement Bonds, Series 2000:
1,500	5.750%, 2/01/17 (Pre-refunded to 2/01/10)	2/10 at 102.00	AA***	1,710,525
1,685	6.000%, 2/01/20 (Pre-refunded to 2/01/10)	2/10 at 102.00	AA***	1,940,631

1,750	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20 (Pre-refunded to 5/01/12)	5/12 at 100.00	Aaa	1,957,813

2,630	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2000B, 5.250%, 1/01/21 (Pre-refunded to 1/01/10)	1/10 at 101.00	Aaa	2,916,854

1,000	Middlesex County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 1999, 6.000%, 8/01/24 (Pre-refunded to 8/01/09) - MBIA Insured	8/09 at 102.00	AAA	1,143,430

940	Peninsula Ports Authority of Virginia, Healthcare Facilities Revenue Refunding Bonds, Mary Immaculate Hospital, Series 1994, 7.000%, 8/01/17 (Pre-refunded to 8/01/06)	8/06 at 100.00	BBB+***	957,080

2,250	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Potomac Hospital Corporation of Prince William, Series 1995, 6.850%, 10/01/25 (Pre-refunded to 10/01/05)	10/05 at 102.00	Aaa	2,355,053

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
500	5.500%, 10/01/32	10/10 at 101.00	AAA	551,140
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA	1,653,420

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
365	5.250%, 7/01/27 (Pre-refunded to 7/01/12)	7/12 at 100.00	A-***	403,657
1,320	5.250%, 7/01/36 (Pre-refunded to 7/01/12)	7/12 at 100.00	A-***	1,459,801

2,000	Spotsylvania County, Virginia, Water and Sewerage System Revenue Bonds, Series 1997, 5.400%, 6/01/27 (Pre-refunded to 6/01/07) - MBIA Insured	6/07 at 102.00	AAA	2,159,800

1,525	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2000A, 5.750%, 8/01/16 (Pre-refunded to 8/01/10)	8/10 at 100.00	AA+***	1,724,104

1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Sussex Service Authority, Series 1995A, 5.600%, 10/01/25 (Pre-refunded to 10/01/07)	10/07 at 100.00	AA***	1,074,040
	Utilities - 6.5%

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 - MBIA Insured	7/13 at 100.00	AAA	1,201,914
2,000	5.250%, 7/15/23 - MBIA Insured	7/13 at 100.00	AAA	2,176,000

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	A3	2,244,120

4,335	Puerto Rico Electric Power Authority, Power Revenue Bonds, DRIVERS, Series 147, 12.680%, 1/01/09 (IF)	No Opt. Call	AAA	5,442,332

	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002:
1,600	5.000%, 1/15/27 - FSA Insured	1/12 at 100.00	AAA	1,662,640
1,750	5.000%, 1/15/33 - FSA Insured	1/12 at 100.00	AAA	1,805,895

1,960	Virginia Resources Authority, Solid Waste Disposal System Revenue Refunding Bonds, Prince William County Project, Series 1995A, 5.500%, 4/01/15 (Pre-refunded to 4/01/05)	4/05 at 102.00	AA	2,001,768
	Water and Sewer - 11.4%

1,000	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1997, 5.000%, 4/01/21	No Opt. Call	AAA	1,112,110

2,045	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1992, 6.000%, 4/01/22	4/07 at 102.00	AAA	2,213,733

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
1,925	5.375%, 4/01/21	4/12 at 100.00	AAA	2,126,971
1,000	5.000%, 4/01/27	4/12 at 100.00	AAA	1,043,910

1,395	Henry County Public Service Authority, Virginia, Water and Sewer Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 - FSA Insured	No Opt. Call	AAA	1,621,701

1,015	James City Service Authority, Virginia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/15/15 - FSA Insured	1/13 at 101.00	AAA	1,108,624

1,850	Leesburg, Virginia, Utility System Revenue Refunding Bonds, Series 1997, 5.125%, 7/01/22 - MBIA Insured	7/07 at 102.00	AAA	1,962,055

1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Refunding Bonds, Series 1996, 5.125%, 1/01/26 - FGIC Insured	1/07 at 102.00	AAA	1,049,440

2,325	Loudoun County Sanitation Authority, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AA+	2,464,895

1,900	Prince William County Service Authority, Virginia, Water and Sewerage System Revenue Refunding Bonds, Series 1997, 4.750%, 7/01/29 - FGIC Insured	7/08 at 101.00	AAA	1,916,568

	Spotsylvania County, Virginia, Water and Sewerage System Revenue Bonds, Series 2005:
1,000	5.000%, 6/01/15 (WI, settling 3/15/05) - FSA Insured	No Opt. Call	AAA	1,104,500
1,550	5.000%, 6/01/16 (WI, settling 3/15/05) - FSA Insured	6/15 at 100.00	AAA	1,703,249

750	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/20	9/10 at 101.00	Aa3	853,433

1,000	Virginia Resources Authority, Sewerage System Revenue Bonds, Hopewell Regional Wastewater Treatment Facility, Series 1995A, 6.000%, 10/01/25 (Alternative Minimum Tax)	10/05 at 102.00	AA	1,029,910

1,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22	10/10 at 100.00	AAA	1,113,480

	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2000, RITES Series PA790R:
500	14.010%, 10/01/14 (IF)	10/10 at 100.00	AAA	694,785
410	14.010%, 10/01/15 (IF)	10/10 at 100.00	AAA	571,733
1,900	14.010%, 10/01/16 (IF)	10/10 at 100.00	AAA	2,633,970

2,485	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.250%, 5/01/21	5/11 at 101.00	AA	2,712,274
$235,870	Total Long-Term Investments (cost $236,949,264) - 97.9%			250,365,763
	Short-Term Investments - 1.9%

4,900	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.780%, 12/01/15 - MBIA Insured †		A-1	4,900,000
$4,900	Total Short-Term Investments (cost $4,900,000)			4,900,000
	Total Investments (cost $241,849,264) - 99.8%			255,265,763

	Other Assets Less Liabilities - 0.2%			566,820

	Net Assets - 100%			$255,832,583

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $ 241,630,812.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$14,881,715
Depreciation	(1,246,764)

Net unrealized appreciation of investments	$13,634,951

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust I

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	April 28, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	April 28, 2005